                              SPDR(R) SERIES TRUST

                       SUPPLEMENT DATED SEPTEMBER 4, 2008
            TO THE PROSPECTUS DATED OCTOBER 31, 2007, AS AMENDED, AND
               TO THE STATEMENT OF ADDITIONAL INFORMATION ("SAI")
                       DATED OCTOBER 31, 2007, AS AMENDED.

The change in name for each Fund set forth below is effective as of September 4, 2008 and all references in the Prospectus and SAI to the prior name are hereby revised to reflect the new name:


------------------------------------------------------------------------------------
               CURRENT NAME                                 NEW NAME
------------------------------------------------------------------------------------
 Morgan Stanley Technology ETF             SPDR(R) Morgan Stanley Technology ETF
------------------------------------------------------------------------------------
 DJ Wilshire REIT ETF                      SPDR(R) DJ Wilshire REIT ETF
------------------------------------------------------------------------------------
 KBW Bank ETF                              SPDR(R) KBW Bank ETF
------------------------------------------------------------------------------------
 KBW Capital Markets ETF                   SPDR(R) KBW Capital Markets ETF
------------------------------------------------------------------------------------
 KBW Insurance ETF                         SPDR(R) KBW Insurance ETF
------------------------------------------------------------------------------------
 KBW Regional Banking(SM) ETF              SPDR(R) KBW Regional Banking(SM) ETF
------------------------------------------------------------------------------------
 KBW Mortgage Finance(SM) ETF              SPDR(R) KBW Mortgage Finance(SM) ETF
------------------------------------------------------------------------------------


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SPDRSTSUPP4